Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives	12 Months Ended
Feb. 28, 2023
Property [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Depreciation method	Straight line
Property - Right of use assets [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Depreciation method	Straight line
Average useful life	Lease term or useful life whichever is shorter
Property - Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Depreciation method	Straight line
Average useful life	3
Plant, equipment and vehicles [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Depreciation method	Straight line
IT equipment [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Depreciation method	Straight line
Average useful life	3
Capitalized telematics devices - Installed [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Depreciation method	Straight line
Average useful life	5
Minimum [Member] | Property [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Average useful life	20
Minimum [Member] | Plant, equipment and vehicles [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Average useful life	4
Maximum [Member] | Property [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Average useful life	50
Maximum [Member] | Plant, equipment and vehicles [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Average useful life	5